Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock Issued	923,618	911,618	911,618
Preferred Stock Outstanding	923,618	911,618	285,618
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock Issued	491,089,215	291,617,428	29,617,428
Common Stock Outstanding	491,089,215	291,617,428	187,243,870